Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2012
Interest and Finance Costs [Abstract]:
Interest And Finance Costs [Table Text Block]

	2010	2011	2012
Interest expense	19,484	21,218	28,485
Interest capitalized	(1,616)	(5,525)	(8,476)
Swap effect	51,839	52,379	48,346
Amortization and write-off of financing costs	1,827	2,747	1,157
Commitment fees	188	4,369	4,921
Bank charges and other	227	253	301
	71,949	75,441	74,734